Authorised and issued share capital - Weighted Average Fair Value of Options Granted and Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2022 £ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares
Weighted average assumptions
Expected life (months)	48 months	48 months	48 months	48 months	48 months	48 months
Expected volatility	32.00%	32.00%	34.00%	34.00%	34.00%	34.00%
Dividend yield	3.90%	3.90%	3.40%	3.40%	4.20%	4.20%
United Kingdom
Weighted average assumptions
Risk-free interest rate	2.92%	2.92%	0.63%	0.63%	(0.02%)	(0.02%)
United Kingdom | American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | £ / shares	£ 1.770		£ 2.200		£ 1.280
United States
Weighted average assumptions
Risk-free interest rate	4.09%	4.09%	1.16%	1.16%	0.31%	0.31%
United States | American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | $ / shares		$ 11.48		$ 14.89		$ 8.95